Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Housing loans to employees	$ 182,000	$ 124,000
Advances to employees	2,073,000	288,000
Deposits to suppliers	1,874,000	1,209,000
ADR reimbursements	0	214,000
Prepaid customer acquisition costs to Beijing Feiliu	0	689,000
Interest receivables	1,524,000	648,000
Receivables in connection with exercise of options	2,018,000	3,166,000
Receivables from employee in connection with tax withheld for vesting of restricted shares	1,010,000	0
Share subscription monies receivables	1,198,000	354,000
Bridge loans in connection with ongoing investments	6,141,000	0
Prepayment for Inventory	681,000	0
Others	313,000	114,000
Total	17,014,000	6,806,000
Interest-free loan to potential investees in consideration of future acquisitions or investments	$ 6,141,000	$ 0